Warrants - Schedule of Monte Carlo Simulation Model to Value the Public Warrants (Details) - Public Warrants [Member]	Dec. 31, 2024
Stock price [Member]
Schedule of The Key Inputs for the Carlo Simulation Model to Value the Public Warrant [Line Items]
Measurement input of public warrants	0.48
Exercise price [Member]
Schedule of The Key Inputs for the Carlo Simulation Model to Value the Public Warrant [Line Items]
Measurement input of public warrants	11.5
Redemption threshold [Member]
Schedule of The Key Inputs for the Carlo Simulation Model to Value the Public Warrant [Line Items]
Measurement input of public warrants	18
Effective expiration date [Member]
Schedule of The Key Inputs for the Carlo Simulation Model to Value the Public Warrant [Line Items]
Measurement input of public warrants	Aug. 13, 2029
Term (years) [Member]
Schedule of The Key Inputs for the Carlo Simulation Model to Value the Public Warrant [Line Items]
Measurement input of public warrants	4.62
Volatility [Member]
Schedule of The Key Inputs for the Carlo Simulation Model to Value the Public Warrant [Line Items]
Measurement input of public warrants	80.4
Risk-free rate [Member]
Schedule of The Key Inputs for the Carlo Simulation Model to Value the Public Warrant [Line Items]
Measurement input of public warrants	4.27